9. Warrants (Details Narrative) (CAD)	12 Months Ended			92 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Warrants and Rights Note Disclosure [Abstract]
Cash received from warrants exercised	0	0	50,000	157,796